Share Based Compensation (Details) - Schedule of Fair Value Per Sar at the Date of Grant - Stock Appreciation Rights (SARs) [Member]	12 Months Ended
Mar. 31, 2022 ₨ / shares shares
July 18, 2019 [Member]
Share Based Compensation (Details) - Schedule of Fair Value Per Sar at the Date of Grant [Line Items]
No. of SARs granted | shares	200,000
Deemed fair value of SAR (INR) | ₨ / shares	₨ 722
Vesting period	February 2020
Valuation used	Market price
July 18, 2019 [Member]
Share Based Compensation (Details) - Schedule of Fair Value Per Sar at the Date of Grant [Line Items]
No. of SARs granted | shares	1,600,000
Deemed fair value of SAR (INR) | ₨ / shares	₨ 722
Vesting period	March 31, 2020 to July 31, 2027
Valuation used	Market price
March 30, 2020 [Member]
Share Based Compensation (Details) - Schedule of Fair Value Per Sar at the Date of Grant [Line Items]
No. of SARs granted | shares	170,000
Deemed fair value of SAR (INR) | ₨ / shares	₨ 1,069
Vesting period	March 31, 2021 to March 31, 2024
Valuation used	Market price
March 31, 2021 [Member]
Share Based Compensation (Details) - Schedule of Fair Value Per Sar at the Date of Grant [Line Items]
No. of SARs granted | shares	80,000
Deemed fair value of SAR (INR) | ₨ / shares	₨ 2,056
Vesting period	March 31, 2022 to March 31, 2025
Valuation used	Market price